Income and Social Contribution Taxes - Schedule of Deferred Income Tax and Social Contribution Tax (Details) - BRL (R$) R$ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Deferred tax assets
Tax loss carryforwards	R$ 1,219	R$ 987	R$ 807
Provisions for contingencies	723	602	542
Changes to equity method investees temporary differences, net	57	56	244
Fair value of derivative financial instruments (PUT SAAG)		229	216
Provision related to the exclusion of ICMS from the calculation basis of PIS/Pasep and Cofins	88	598
Provision for income sharing payments	48	30
Post-employment obligations	1,812	1,852	1,981
Estimated credit losses	326	319	315
Onerous concession	12	12
Rights of use	126	117
Others	13	17	150
Total	4,424	4,819	4,255
Deferred tax liabilities
Deemed cost	(155)	(156)	(219)
Acquisition costs of equity interests	(439)	(456)	(466)
Borrowing costs capitalized	(182)	(170)	(165)
Adjustment to expectation of cash flow - Concession assets	(334)	(263)	(245)
Revenues arising from transmission contract asset	(931)	(940)	(895)
Adjustment to fair value: Swap - Loss	(126)	(210)	(412)
Reimbursement of costs - GSF	(229)	(274)	(319)
Deferred Tax Liabilities Lease Liabilities	(127)	(108)
Others	32	(54)	(31)
Total	2,491	2,631	2,752
Total, net	1,933	2,188	1,503
Total assets	3,045	3,120	2,465
Total liabilities	(1,112)	(932)	R$ (962)
Profit and Loss [Member]
Deferred tax assets
Tax loss carryforwards	232	180
Provisions for contingencies	121	60
Changes to equity method investees temporary differences, net	1	(188)
Fair value of derivative financial instruments (PUT SAAG)	(229)	13
Provision related to the exclusion of ICMS from the calculation basis of PIS/Pasep and Cofins	(510)	598
Provision for income sharing payments	18	30
Post-employment obligations	80	108
Estimated credit losses	7	4
Onerous concession		12
Rights of use	9	117
Others	(10)	(133)
Total	281	801
Deferred tax liabilities
Deemed cost	1	63
Acquisition costs of equity interests	17	10
Borrowing costs capitalized	(12)	(5)
Adjustment to expectation of cash flow - Concession assets	(71)	(18)
Revenues arising from transmission contract asset	9	(45)
Adjustment to fair value: Swap - Loss	84	202
Reimbursement of costs - GSF	45	45
Deferred Tax Liabilities Lease Liabilities	(19)	(108)
Others	85	(20)
Total	139	124
Total, net	(142)	925
Deferred Comprehensive Income [Member]
Deferred tax assets
Post-employment obligations	(119)	(237)
Total	119	237
Deferred tax liabilities
Total, net	(119)	(237)
Deferred Other [Member]
Deferred tax assets
Others	6
Total	6
Deferred tax liabilities
Others		(3)
Total		3
Total, net	R$ 6	R$ (3)